EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

NOTE 14. EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

Defined Contribution Plans

We made contributions of $91.0 million, $48.1 million and $83.0 million to our defined contribution plans during the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively. Full- and part-time employees, and employees covered by collective bargaining agreements are generally able to participate in one of our defined contribution plans. Cash contributions to these defined contribution plans are based on either a percentage of employee contributions or on a specified amount per hour depending on the provisions of each plan. Effective January 1, 2011, the Washington Group International, Inc. (“WGI”) 401(k) Retirement Savings Plan (“the WGI 401(k) Plan”) and the Retirement Savings Plan for Field Operations were merged with and into the URS Corporation 401(k) Retirement Plan. Subsequently, the account balances of some participants were transferred into the URS Corporation 401(k) Retirement Plan for Specified Contract Employees. Under the WGI 401(k) Plan, we made bi-weekly employer contributions. Subsequent to the merger of the WGI 401(k) Plan, we make annual contributions, which generally occur in the first quarter after the year-end.

In addition to the above, some of our foreign subsidiaries have contributory trustee retirement plans covering substantially all of their employees. Upon the acquisition of Flint, we began sponsoring Flint's defined contribution plans. We made contributions to our foreign plans in the amounts of approximately $35.9 million, $20.2 million, and $13.1 million for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively.

Deferred Compensation Plans

We maintain various deferred compensation plans, including a restoration plan for some executives of the Energy & Construction Division. The URS E&C Holdings, Inc. Voluntary Deferred Compensation Plan allows for deferral of salary and incentive compensation. The URS E&C Holdings, Inc. Restoration Plan provides matching contributions on compensation not eligible for matching contributions under the URS Corporation, Inc. 401(k) Plan. As of December 28, 2012 and December 30, 2011, the accrued benefit amounts for our deferred compensation plans were $23.2 million and $21.6 million, respectively, and are included in “Other long-term liabilities” on our Consolidated Balance Sheets.

Defined Benefit Plans

We sponsor a number of pension and unfunded supplemental executive retirement plans, including the following significant plans.

We provide a defined benefit plan, the URS Federal Technical Services, Inc. Employees' Retirement Plan, to cover some of the Federal Services Division's hourly and salaried employees as well as our employees of a joint venture in which this business group participates. This pension plan provides retirement benefit payments for the life of participating retired employees. It was closed to new participants on June 30, 2003, but active participants continue to accrue benefits. All participants are fully vested in their benefits.

As part of our acquisition of Scott Wilson, we assumed two foreign defined benefit retirement plans: Scott Wilson Pension Scheme (“SWPS”) and Scott Wilson Railways Shared Cost Section of the Railways Pension Scheme (“RPS”). The SWPS is closed to new participants and was closed to future accruals on October 1, 2010. The RPS is closed to new participants other than those who have an indefeasible right to join under U.K. law.

As part of the WGI acquisition in 2007, we assumed various defined benefit pension plans and unfunded supplemental retirement plans, including the URS Government Services Group Pension Plan, the Washington Government Services Group Executive Pension Plan, the URS Safety Management Solutions Pension Plan, and others, which primarily cover groups of current and former employees of the Energy & Construction Division. No new employees will be eligible to participate in these plans. Accrued pension benefits for the qualified pension plans are based on pay and service through December 31, 2005. These plans were closed to future accruals after December 31, 2005.

We also provided a foreign defined benefit plan (“Final Salary Pension Fund”) in the U.K. The Final Salary Pension Fund provides retirement benefit payments for the life of participating retired employees and their spouses. In 2006, we made a decision pursuant to a formal curtailment plan to eliminate the accrual of defined benefits for all future benefits under the Final Salary Pension Fund. In 2011, this plan was merged into SWPS.

Consistent with foreign laws, we may also contribute funds into foreign government-managed accounts or insurance companies for our foreign employees.

Valuation

We measure our pension costs according to actuarial valuations and the projected unit credit method is used to determine pension costs for financial accounting purposes.

The discount rates for our defined benefit plans were derived using an actuarial “bond model.” The models for domestic and foreign plans assume that we purchase bonds with a credit rating of AA or better by Standard & Poor's and Moody's, respectively, at prices based on a current bond yield and bond quality. The model develops the yield on this portfolio of bonds as of the measurement date. The cash flows from the bonds selected for the portfolio generally match our expected benefit payments in future years.

For our domestic plans, the Citigroup High Grade Credit Index (AAA/AA 10+ Year) or Citigroup Pension Discount Curve was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date. For our foreign plans, the iBoxx GBP Corporate Bond Index (AA 15+ Year) was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date.

The weighted average of the bond yields is determined based upon the estimated retirement payments in order to derive the discount rate used in calculating the present value of the pension plan obligations.

Our estimates of benefit obligations and assumptions used to measure those obligations for the defined benefit plans as of December 28, 2012 and December 30, 2011, were as follows:

				##SL
	Domestic Plans		Foreign Plans
	December 28,	December 30,	December 28,	December 30,
(In millions, except percentages)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$383.3	$350.2	$447.9	$418.6
Service cost	7.5	6.8	0.6	0.6
Interest cost	18.9	19.0	22.6	24.4
Employee contributions	—	—	0.4	0.5
Plan amendment	—	(1.1)	—	—
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Exchange rate changes	—	—	20.8	(3.9)
Actuarial (gain) loss	50.3	24.4	8.5	23.2
Benefit obligation at end of year	$443.4	$383.3	$485.9	$447.9

Change in plan assets:
Fair value of plan assets at beginning of year	$236.4	$205.4	$334.3	$345.8
Actual gain (loss) on plan assets	31.4	13.6	25.6	(2.5)
Employer contributions	18.4	28.5	9.7	7.7
Employer direct benefit payments	4.6	4.9	—	—
Employee contributions	—	—	0.4	0.5
Exchange rate changes	—	—	15.7	(1.7)
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Fair value of plan assets at end of year	$274.2	$236.4	$370.8	$334.3

Underfunded status reconciliation:
Underfunded status	$169.2	$146.9	$115.1	$113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$5.1	$4.9	$—	$—
Accrued benefit liability included in other long-term liabilities	164.1	142.0	115.1	113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.6	$3.6	$—	$—
Net gain (loss)	(140.5)	(113.6)	(41.6)	(34.8)
Net amount recognized	$(139.9)	$(110.0)	$(41.6)	$(34.8)

Additional information:
Accumulated benefit obligation	$437.6	$376.3	$470.7	$435.1

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%	4.80%	5.00%
Rate of compensation increase	4.50%	4.50%	2.80%	3.00%

Net periodic pension costs and other comprehensive income included the following components for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Years Ended
	Domestic Plans			Foreign Plans
	December 28,	December 30,	December 31,	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010	2012	2011	2010 (1)
Net periodic pension costs:
Service cost	$7.5	$6.8	$6.1	$0.6	$0.6	$0.3
Interest cost	18.9	19.0	18.5	22.6	24.4	7.7
Expected return on plan assets	(17.7)	(16.4)	(15.9)	(22.2)	(22.9)	(7.2)
Amortization of prior service cost	(3.0)	(3.2)	(3.2)	—	—	—
Recognized actuarial loss	9.8	7.4	3.7	—	—	0.1
Total net periodic pension costs	$15.5	$13.6	$9.2	$1.0	$2.1	$0.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$(1.1)	$—	$—	$—	$—
Net loss (gain)	36.7	27.3	22.5	5.1	48.6	(17.4)
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	1.7	(1.9)	0.1
Amortization or curtailment recognition of prior service credit	3.0	3.2	3.2	—	—	—
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)	—	—	(0.1)
Total recognized in other comprehensive loss (income)	$29.9	$22.0	$22.0	$6.8	$46.7	$(17.4)

Total recognized in net periodic pension costs and other comprehensive loss (income)	$45.4	$35.6	$31.2	$7.8	$48.8	$(16.5)

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%	5.00%	5.70%	5.45%
Rate of compensation increase	4.50%	4.50%	4.50%	3.00%	3.45%	3.45%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%	7.00%	6.96%	6.67%

Measurement dates	12/30/2011	12/31/2010	1/1/2010	12/30/2011	12/31/2010	1/1/2010

  Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.

Investment policies & strategies

Our investment policies and strategies are to seek a competitive rate of return relative to an appropriate level of risk depending on the funded status and obligations of each plan. The plans' investment managers employ both active and passive investment management strategies with the goal of matching or outperforming the broad markets in which they invest. Our risk management practices include diversification across asset classes and investment styles and periodic rebalancing toward asset allocation targets. The target asset allocation selected for each domestic plan reflects a risk/return profile that we believe is appropriate relative to each plan's liability structure and return goals. We conduct periodic asset-liability studies for domestic plan assets in order to model various potential asset allocations in comparison to each plan's forecasted liabilities and liquidity needs. For the foreign plans, asset allocation decisions are generally made by an independent board of trustees, or similar governing body.

For our domestic and foreign plans, investment objectives are aligned to generate returns that will enable the plans to meet their future obligations.

The assumptions we use in determining the expected long-term rate of return on plan assets are based on an actuarial analysis. This analysis includes a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy, given the anticipated requirements of the plan, to determine the average rate of earnings expected on the funds invested to provide for the pension plan benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

Our weighted-average target asset allocation for the defined benefit plans is as follows:

	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	50%	28%
Debt securities	50%	35%
Real estate	—	6%
Hedge fund	—	26%
Other	—	5%
Total	100%	100%

We expect to make cash contributions, including estimated employer-directed benefit payments, during 2013, of approximately $30.6 million to the domestic and foreign defined benefit plans.

As of December 28, 2012, the estimated portions of the net loss and the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost over the next fiscal year are $15.5 million and $0.4 million, respectively. In addition, the estimated future benefit payments to be paid out in the next ten years under our defined benefit plans are as follows:

For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2013	$20.1	$15.1
2014	37.0	15.4
2015	21.8	15.9
2016	22.4	16.3
2017	23.1	16.7
Next five fiscal years thereafter	123.5	90.4
Total	$247.9	$169.8

Post-retirement Benefit Plans

We sponsor a number of retiree health and life insurance benefit plans (post-retirement benefit plans) for our Energy & Construction and Federal Services Divisions. Post-retirement benefit plans provide medical and life insurance benefits to employees who meet eligibility requirements. All of these benefits may be subject to deductibles, co-payment provisions, and other limitations. The post-retirement benefits provided under company-sponsored health care and life insurance plans of the Energy & Construction Division were frozen prior to the WGI acquisition. The Federal Services plan was closed to new participants in 2003. We have reserved the right to amend or terminate the post-retirement benefits currently provided under the plans and may increase retirees' cash contributions at any time.

Valuation

Our measures of the accumulated benefit obligation and net periodic benefit costs reflect amounts associated with the Medicare subsidy. We measure our post-retirement benefit costs according to actuarial valuations and the projected unit credit method is used to determine post-retirement benefit costs for financial accounting purposes.

The discount rate was derived using a “bond model” and adjusted for the benefit duration for each plan. The Citigroup Pension Discount Curve was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date. The yield differential was applied to the bond model rate to derive the discount rate.

Our estimates of aggregated benefit obligations and assumptions used to measure those obligations of the post-retirement benefit plans at December 28, 2012 and December 30, 2011 were as follows:

	December 28,	December 30,
(In millions, except percentages)	2012	2011
Change in accumulated post-retirement benefit obligation:
Accumulated post-retirement benefit obligation at beginning of year	$41.9	$40.1
Service cost	0.2	0.1
Interest cost	1.9	2.0
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Actuarial gain	3.4	4.4
Accumulated post-retirement benefit obligation at end of year	$43.6	$41.9

Change in plan assets:
Fair value of plan assets at beginning of year	$3.2	$3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions	—	0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Fair value of plan assets at end of year	$3.1	$3.2

Funded status reconciliation:
Underfunded status	$40.5	$38.7
Net amount recognized	$40.5	$38.7

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued post-retirement benefit liability included in current liabilities	3.3	3.2
Accrued post-retirement benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	$40.5	$38.7

Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	$(7.3)	$(4.1)
Net amount recognized	$(7.3)	$(4.1)

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%

Net periodic post-retirement benefit costs and other comprehensive income included the following components for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Years Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Net periodic post-retirement benefit costs:
Service cost	$0.2	$0.1	$0.1
Interest cost	1.9	2.0	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss (gain)	0.6	(0.1)	(0.2)
Total net periodic post- retirement benefit costs	$2.5	$1.8	$1.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$3.8	$5.0	$0.2
Amortization or settlement recognition of net (loss) gain	(0.6)	0.1	0.2
Total recognized in other comprehensive loss	$3.2	$5.1	$0.4

Total recognized in net periodic post- retirement benefit costs and other comprehensive loss	$5.7	$6.9	$2.3

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%

Measurement dates	12/30/2011	12/31/2010	1/1/2010

	December 28,	December 30,
	2012	2011
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024

Assumed health care costs trend rates have a significant effect on the health care plan. A one percentage point change in assumed health care costs trend rates would have the following effects on net periodic cost for the year ended December 28, 2012 and the accumulated post-retirement benefit obligation as of December 28, 2012:

	1% Point
(In millions)	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$0.1
Effect on post-retirement benefit obligation	1.9	1.7

Investment policies & strategies

Among all the post retirement benefit plans we sponsor, the post-retirement medical plan of the Federal Services Division is a funded plan and the plan assets are invested in a master trust. The other post-retirement benefit plans are unfunded. The investment policies and strategies of our funded post-retirement benefit plan are the same as previously described in the “Defined Benefit Plans” section.

Our weighted-average target asset allocation for the funded post-retirement benefit plans is as follows:

Current Target Asset Allocation
Equity securities	50%
Debt securities	50%
Total	100%

We currently expect to make cash contributions, including estimated employer direct benefit payments, of approximately $3.6 million to the post-retirement benefit plans for 2013.

As of December 28, 2012, the estimated portions of the net loss and the prior service cost in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost over the next fiscal year are $0.5 million and zero, respectively. Our Medicare Part D subsidy receipts were $0.4 million and $0.5 million in fiscal years 2012 and 2011, respectively. In addition, the estimated future benefit payments to be paid out and estimated Medicare subsidy receipts in the next ten years are as follows:

For the Fiscal Year: (In millions)	Estimated Future Benefit Payments	Estimated Medicare Subsidy Receipts
2013	$3.6	$0.4
2014	3.6	0.4
2015	3.7	0.4
2016	3.6	0.3
2017	3.6	0.3
Next five fiscal years thereafter	15.8	1.1
Total	$33.9	$2.9

Fair Values of Defined Benefit Plans and Post-retirement Benefit Plan Assets

As of December 28, 2012 and December 30, 2011, the fair values of our defined benefit plan assets by the major asset categories are as follows:

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	166.8	—	166.8	—
Fixed income securities	264.9	—	264.9	—
International property fund	117.9	—	117.9	—
Total	$645.0	$8.0	$637.0	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$5.7	$2.3	$3.4	$—
U.S. equity funds	78.8	—	78.8	—
International equity funds	162.6	—	162.6	—
Fixed income securities	223.3	—	223.3	—
International property fund	100.3	—	100.3	—
Total	$570.7	$2.3	$568.4	$—

As of December 28, 2012 and December 30, 2011, the fair values of our post-retirement benefit plan assets by the major asset categories are as follows:

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$0.8	$—	$0.8	$—
International equity funds	0.7	—	0.7	—
International property fund	1.6	—	1.6	—
Total	$3.1	$—	$3.1	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$1.0	$—	$1.0	$—
International equity funds	0.6	—	0.6	—
International property fund	1.6	—	1.6	—
Total	$3.2	$—	$3.2	$—

Level 1: The fair values of the plans' interest in cash.

Level 2: The fair values of the plans' interest in common collective trust funds are based on quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, inputs other than quoted prices that are observable for the asset, and/or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset.

Multiemployer Pension Plans

We participate in approximately 200 construction-industry multiemployer pension plans. Generally, the plans provide defined benefits to substantially all employees covered by collective bargaining agreements. Under ERISA, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan's unfunded vested liability.

Our aggregate contributions to these plans were $48.2 million, $40.7 million, and $50.8 million for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively. At December 28, 2012, none of the plans in which we participate are individually significant to our consolidated financial statements.